Other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Disclosure of other financial assets	Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	10,471	12,172	4,929
Deposits	1,238	574	863
Other	—	124	126
Total other non-current financial assets	11,708	12,870	5,919
Advances related to CRO contracts	—	—	7,418
Other investments	—	9,050	—
Deposits		136	136
Total other current financial assets	—	9,186	7,554
Other financial assets	11,708	22,055	13,473